UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural

            Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments	BlackRock Natural Resources Trust

Common Stocks	Shares	Value
Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	54,100	$3,721,539
Praxair, Inc.	20,200	2,364,612

		6,086,151
Energy Equipment & Services — 16.1%
Baker Hughes, Inc.	96,080	5,322,832
Dril-Quip, Inc. (a)(b)	50,120	2,380,700
FMC Technologies, Inc. (a)	174,100	5,618,207
Halliburton Co.	241,000	11,086,000
Helmerich & Payne, Inc.	55,280	3,488,721
National Oilwell Varco, Inc.	55,401	1,778,372
Patterson-UTI Energy, Inc.	121,600	2,733,568
Rowan Cos. PLC, Class A	71,900	954,113
Schlumberger Ltd.	223,456	17,480,963
Seahawk Drilling, Inc.	4,713	—
Weatherford International PLC (a)(b)	92,452	445,618

		51,289,094
Metals & Mining — 6.5%
Agnico Eagle Mines Ltd.	17,500	888,765
BHP Billiton Ltd.	141,976	2,480,438
Eldorado Gold Corp. (a)	444,600	1,402,116
Franco-Nevada Corp.	68,600	4,489,968
Goldcorp, Inc.	181,182	2,751,567
HudBay Minerals, Inc.	153,600	647,014
Newcrest Mining Ltd.	156,875	2,746,793
Newmont Mining Corp.	34,200	1,266,768
Southern Copper Corp.	140,454	3,987,489

		20,660,918
Oil & Gas Exploration & Production — 1.0%
Carrizo Oil & Gas, Inc. (a)(b)	94,961	3,212,531
Oil, Gas & Consumable Fuels — 71.1%
Anadarko Petroleum Corp.	181,300	10,776,472
Antero Resources Corp. (a)	22,390	592,663
Apache Corp.	109,492	6,512,584
Birchcliff Energy, Ltd. (a)	218,700	1,392,454
Cabot Oil & Gas Corp.	331,401	6,919,653
Canadian Natural Resources Ltd.	258,300	8,197,891
Cenovus Energy, Inc.	135,122	1,949,311
Chevron Corp.	130,191	13,637,507
Cimarex Energy Co.	56,561	7,303,722
CNOOC Ltd. — ADR	12,900	1,618,692
Concho Resources, Inc. (a)	25,000	3,173,500
ConocoPhillips	72,775	3,162,074
CONSOL Energy, Inc.	66,500	1,127,175
Crew Energy, Inc. (a)	268,700	1,320,162
Devon Energy Corp.	262,414	9,942,866
Diamondback Energy, Inc. (a)(b)	16,700	1,524,543
Encana Corp.	94,322	899,410
EOG Resources, Inc.	294,980	26,672,092
EQT Corp.	109,000	7,194,000

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	211,590	$17,629,679
Hess Corp.	137,800	6,610,266
Husky Energy, Inc. (a)	85,869	923,798
Kosmos Energy Ltd. (a)(b)	156,300	814,323
Marathon Oil Corp.	221,500	2,919,370
Marathon Petroleum Corp.	176,530	7,694,943
Murphy Oil Corp.	56,700	1,466,829
Newfield Exploration Co. (a)	81,257	3,298,222
Noble Energy, Inc.	168,901	5,822,017
Occidental Petroleum Corp.	163,600	11,928,076
Phillips 66	55,017	4,464,629
Pioneer Natural Resources Co.	74,598	13,354,534
PrairieSky Royalty Ltd.	5,166	112,348
Range Resources Corp.	144,900	4,896,171
Southwestern Energy Co. (a)	43,400	450,926
Suncor Energy, Inc.	428,167	12,848,521
Surge Energy, Inc.	263,300	537,868
TOTAL SA — ADR	154,772	7,388,815
Uranium Energy Corp. (a)	261,724	235,002
Valero Energy Corp.	112,439	6,660,886
Whiting Petroleum Corp. (a)(b)	105,900	872,616
Williams Cos., Inc.	39,500	1,153,400

		226,000,010
Specialty Retail — 0.5%
Murphy USA, Inc. (a)	22,635	1,556,835
Total Common Stocks — 97.1%		308,805,539

Investment Companies — 0.4%
Sprott Physical Silver Trust (a)	187,400	1,281,816
Total Long-Term Investments (Cost — $168,354,669) — 97.5%		310,087,355

Short-Term Securities
BlackRock T-Fund, Institutional Class, 0.22% (c)(d)	7,709,004	7,709,004

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (c)(d)(e)	$6,137	6,137,544
Total Short-Term Securities (Cost — $13,845,986) — 4.4%		13,846,548

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Value
Total Investments (Cost — $182,200,655*) — 101.9%	$323,933,903
Liabilities in Excess of Other Assets — (1.9)%	(6,062,676)

Net Assets — 100.0%	$317,871,227

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$184,381,826

Gross unrealized appreciation	$153,088,763
Gross unrealized depreciation	(13,536,686)

Net unrealized appreciation	$139,552,077

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2016	Net Activity	Shares/Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock T-Fund, Institutional Class	—	7,709,004	7,709,004	$7,709,004	$2,617
BlackRock Liquidity Funds, TempFund, Institutional Class	8,049,300	(8,049,300)	—	—	2,440
SL Liquidity Series, LLC, Money Market Series	$5,900,982	$236,561	$6,137,543	6,137,543	4,788	[1]
Total				$13,846,547	$9,845

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of other fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$6,086,151	—	—	$6,086,151
Energy Equipment & Services	51,289,094	—	—	51,289,094
Metals & Mining	15,433,687	$5,227,231	—	20,660,918
Oil & Gas Exploration & Production	3,212,531	—	—	3,212,531
Oil, Gas & Consumable Fuels	225,765,008	235,002	—	226,000,010
Specialty Retail	1,556,835	—	—	1,556,835
Investment Companies	1,281,816	—	—	1,281,816
Short-Term Securities	7,709,004	—	—	7,709,004

Subtotal	$312,334,126	$5,462,233	—	$317,796,359

Investments valued at NAV[1]				6,137,544

Total				$323,933,903

[1] As of October 31, 2016, certain of the Trust’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2016	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$197	—	—	$197
Liabilities:
Collateral on securities loaned at value	—	$(6,137,544)	—	(6,137,544)

Total	$197	$(6,137,544)	—	$(6,137,347)

During the period ended October 31, 2016, there were no transfers between levels.

4	BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Natural Resources Trust

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Natural Resources Trust

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Natural Resources Trust

Date: December 20, 2016